COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Term of the operating lease	3 years
Annual rental payments payable	$ 42,000			$ 39,600	$ 38,400
Right of use assets	39,000		$ 30,000
Operating lease liabilities	39,000		$ 30,000
Annual lease commitment	42,000
Forecast
Annual rental payments payable		$ 42,000
MIT Licensing Agreement [Member]
Contractual Obligation	$ 50,000			$ 50,000
Patents [Member]
Finite-Lived Intangible Asset, Useful Life	20 years